Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Document Period End Date	Jun. 30, 2024
C000190318 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Wilshire Global Allocation Fund
Class Name	Class A
Trading Symbol	IWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Wilshire Global Allocation Fund (Fund) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Wilshire Global Allocation Fund (Class A) returned 10.40% (excluding sales charge) for the 12 months ended June 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 19.38%, 19.92%, and 2.63%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 14.08%.
Top contributors to performance:
Slowing inflation and rallying global equity markets were the primary drivers of performance.
Domestic large-cap growth and large-cap blend investment styles performed the strongest and contributed the most to Fund returns.
Delaware Ivy Large Cap Growth Fund was the largest contributor to performance for the year.
Top detractors from performance:
Although inflation rates fell, concerns regarding the persistence of inflation kept global interest rates high.
Although generally positive, global fixed income results were anemic when compared with global equities as rising interest rates served as a headwind to returns for funds that invest in most types of fixed income.
The since-liquidated Delaware Ivy Total Return Bond Fund was the largest detractor from performance for the year.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period June 30, 2014 through June 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2024)	1 year	5 year	10 year
Delaware Ivy Wilshire Global Allocation Fund (Class A)–including sales charge	4.01%	4.63%	2.44%
Delaware Ivy Wilshire Global Allocation Fund (Class A)–excluding sales charge	10.40%	5.87%	3.05%
MSCI ACWI Index (net)	19.38%	10.76%	8.43%
MSCI ACWI Index (gross)	19.92%	11.28%	8.99%
Bloomberg US Aggregate Index	2.63%	-0.23%	1.35%
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)	14.08%	7.28%	6.41%
Bloomberg Multiverse Index (USD Hedged)	4.49%	0.38%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Fund will continue to show the performance of the blended benchmark for comparative purposes, the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered more broadly representative of the overall securities market applicable to the Fund.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 510,457,207
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 329,073
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$510,457,207
Total number of portfolio holdings	15
Total advisory fees paid	$329,073
Portfolio turnover rate	46%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.58%
Fixed Income Funds	36.50%
Global / International Equity Funds	24.65%
US Equity Funds	38.43%
Short-Term Investments	0.52%
Common Stocks	0.01%
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended June 30, 2024, the Fund’s total annual operating expenses for Class A increased from 0.49% to 0.60%.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended June 30, 2024, the Fund’s total annual operating expenses for Class A increased from 0.49% to 0.60%.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000190312 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Wilshire Global Allocation Fund
Class Name	Class C
Trading Symbol	IWGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Wilshire Global Allocation Fund (Fund) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Wilshire Global Allocation Fund (Class C) returned 9.58% (excluding sales charge) for the 12 months ended June 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 19.38%, 19.92%, and 2.63%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 14.08%.
Top contributors to performance:
Slowing inflation and rallying global equity markets were the primary drivers of performance.
Domestic large-cap growth and large-cap blend investment styles performed the strongest and contributed the most to Fund returns.
Delaware Ivy Large Cap Growth Fund was the largest contributor to performance for the year.
Top detractors from performance:
Although inflation rates fell, concerns regarding the persistence of inflation kept global interest rates high.
Although generally positive, global fixed income results were anemic when compared with global equities as rising interest rates served as a headwind to returns for funds that invest in most types of fixed income.
The since-liquidated Delaware Ivy Total Return Bond Fund was the largest detractor from performance for the year.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period June 30, 2014 through June 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2024)	1 year	5 year	10 year
Delaware Ivy Wilshire Global Allocation Fund (Class C)–including sales charge	8.58%	5.01%	2.39%
Delaware Ivy Wilshire Global Allocation Fund (Class C)–excluding sales charge	9.58%	5.01%	2.39%
MSCI ACWI Index (net)	19.38%	10.76%	8.43%
MSCI ACWI Index (gross)	19.92%	11.28%	8.99%
Bloomberg US Aggregate Index	2.63%	-0.23%	1.35%
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)	14.08%	7.28%	6.41%
Bloomberg Multiverse Index (USD Hedged)	4.49%	0.38%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Fund will continue to show the performance of the blended benchmark for comparative purposes, the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered more broadly representative of the overall securities market applicable to the Fund.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 510,457,207
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 329,073
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$510,457,207
Total number of portfolio holdings	15
Total advisory fees paid	$329,073
Portfolio turnover rate	46%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.58%
Fixed Income Funds	36.50%
Global / International Equity Funds	24.65%
US Equity Funds	38.43%
Short-Term Investments	0.52%
Common Stocks	0.01%
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

C000190314 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Wilshire Global Allocation Fund
Class Name	Class I
Trading Symbol	IWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Wilshire Global Allocation Fund (Fund) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Wilshire Global Allocation Fund (Class I) returned 10.75% (excluding sales charge) for the 12 months ended June 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 19.38%, 19.92%, and 2.63%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 14.08%.
Top contributors to performance:
Slowing inflation and rallying global equity markets were the primary drivers of performance.
Domestic large-cap growth and large-cap blend investment styles performed the strongest and contributed the most to Fund returns.
Delaware Ivy Large Cap Growth Fund was the largest contributor to performance for the year.
Top detractors from performance:
Although inflation rates fell, concerns regarding the persistence of inflation kept global interest rates high.
Although generally positive, global fixed income results were anemic when compared with global equities as rising interest rates served as a headwind to returns for funds that invest in most types of fixed income.
The since-liquidated Delaware Ivy Total Return Bond Fund was the largest detractor from performance for the year.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period June 30, 2014 through June 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2024)	1 year	5 year	10 year
Delaware Ivy Wilshire Global Allocation Fund (Class I)–including sales charge	10.75%	6.18%	3.37%
Delaware Ivy Wilshire Global Allocation Fund (Class I)–excluding sales charge	10.75%	6.18%	3.37%
MSCI ACWI Index (net)	19.38%	10.76%	8.43%
MSCI ACWI Index (gross)	19.92%	11.28%	8.99%
Bloomberg US Aggregate Index	2.63%	-0.23%	1.35%
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)	14.08%	7.28%	6.41%
Bloomberg Multiverse Index (USD Hedged)	4.49%	0.38%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Fund will continue to show the performance of the blended benchmark for comparative purposes, the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered more broadly representative of the overall securities market applicable to the Fund.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 510,457,207
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 329,073
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$510,457,207
Total number of portfolio holdings	15
Total advisory fees paid	$329,073
Portfolio turnover rate	46%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.58%
Fixed Income Funds	36.50%
Global / International Equity Funds	24.65%
US Equity Funds	38.43%
Short-Term Investments	0.52%
Common Stocks	0.01%
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

Material Fund Change [Text Block]
Material Fund changes
For the fiscal year ended June 30, 2024, the Fund’s total annual operating expenses for Class I increased from 0.19% to 0.35%.
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	For the fiscal year ended June 30, 2024, the Fund’s total annual operating expenses for Class I increased from 0.19% to 0.35%.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000190315 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Wilshire Global Allocation Fund
Class Name	Class R6
Trading Symbol	IWGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Ivy Wilshire Global Allocation Fund (Fund) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Ivy Wilshire Global Allocation Fund (Class R6) returned 10.71% (excluding sales charge) for the 12 months ended June 30, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 19.38%, 19.92%, and 2.63%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 14.08%.
Top contributors to performance:
Slowing inflation and rallying global equity markets were the primary drivers of performance.
Domestic large-cap growth and large-cap blend investment styles performed the strongest and contributed the most to Fund returns.
Delaware Ivy Large Cap Growth Fund was the largest contributor to performance for the year.
Top detractors from performance:
Although inflation rates fell, concerns regarding the persistence of inflation kept global interest rates high.
Although generally positive, global fixed income results were anemic when compared with global equities as rising interest rates served as a headwind to returns for funds that invest in most types of fixed income.
The since-liquidated Delaware Ivy Total Return Bond Fund was the largest detractor from performance for the year.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period February 26, 2018 (Class R6's inception) through June 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of June 30, 2024)	1 year	5 year	Since Inception (2/26/18)
Delaware Ivy Wilshire Global Allocation Fund (Class R6)–including sales charge	10.71%	6.21%	5.05%
Delaware Ivy Wilshire Global Allocation Fund (Class R6)–excluding sales charge	10.71%	6.21%	5.05%
MSCI ACWI Index (net)	19.38%	10.76%	8.72%
MSCI ACWI Index (gross)	19.92%	11.28%	9.27%
Bloomberg US Aggregate Index	2.63%	-0.23%	7.09%
65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)	14.08%	7.28%	6.47%
Bloomberg Multiverse Index (USD Hedged)	4.49%	0.38%	1.65%

Performance Inception Date	Feb. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Fund will continue to show the performance of the blended benchmark for comparative purposes, the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered more broadly representative of the overall securities market applicable to the Fund.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 510,457,207
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 329,073
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of June 30, 2024)
Fund net assets	$510,457,207
Total number of portfolio holdings	15
Total advisory fees paid	$329,073
Portfolio turnover rate	46%

Holdings [Text Block]
Fund holdings (as of June 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.58%
Fixed Income Funds	36.50%
Global / International Equity Funds	24.65%
US Equity Funds	38.43%
Short-Term Investments	0.52%
Common Stocks	0.01%
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%

Largest Holdings [Text Block]
Top 10 underlying funds
Delaware Ivy International Core Equity Fund Class R6	22.61%
Delaware Ivy Global Bond Fund Class R6	16.44%
Delaware Diversified Income Fund Class R6	16.06%
Delaware Ivy Large Cap Growth Fund Class R6	11.56%
Delaware Ivy Core Equity Fund Class R6	11.24%
Delaware Value Fund Class R6	10.71%
Delaware Small Cap Core Fund Class R6	2.99%
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	2.04%
Delaware Emerging Markets Debt Corporate Fund Institutional Class	2.00%
Delaware Limited-Term Diversified Income Fund Class R6	2.00%